American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2025

Diversified Bond - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 37.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	821,661	813,877
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	521,543	515,988
		1,329,865
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 37.0%
FHLMC, 6.00%, 9/1/35	795,398	831,804
FHLMC, 2.00%, 6/1/36	27,090,642	25,021,666
FHLMC, 6.00%, 2/1/38	460,985	484,022
FHLMC, 3.50%, 2/1/49	30,822,118	28,370,978
FHLMC, 3.00%, 1/1/50	21,778,989	18,874,089
FHLMC, 3.50%, 5/1/50	4,471,104	4,066,880
FHLMC, 2.50%, 5/1/51	7,643,237	6,407,234
FHLMC, 3.50%, 5/1/51	19,400,510	17,675,666
FHLMC, 3.00%, 7/1/51	11,010,307	9,597,425
FHLMC, 2.00%, 8/1/51	24,155,902	19,312,902
FHLMC, 2.50%, 8/1/51	22,626,282	18,872,368
FHLMC, 2.50%, 10/1/51	12,520,734	10,521,428
FHLMC, 3.00%, 12/1/51	17,045,422	14,811,221
FHLMC, 3.00%, 2/1/52	15,811,799	13,848,278
FHLMC, 3.50%, 5/1/52	12,431,254	11,316,431
FHLMC, 4.00%, 5/1/52	20,270,309	18,901,513
FHLMC, 4.00%, 5/1/52	15,051,272	14,121,115
FHLMC, 3.00%, 6/1/52	7,890,382	6,904,961
FHLMC, 4.00%, 6/1/52	32,694,674	30,674,144
FHLMC, 5.00%, 7/1/52	8,080,906	7,999,836
FHLMC, 4.50%, 8/1/52	6,071,807	5,868,082
FHLMC, 4.50%, 10/1/52	31,559,982	30,286,410
FHLMC, 4.50%, 10/1/52	29,135,323	27,937,609
FHLMC, 4.50%, 10/1/52	12,050,218	11,554,803
FHLMC, 5.50%, 11/1/52	8,054,705	8,096,032
FHLMC, 6.00%, 11/1/52	44,000,445	44,892,089
FHLMC, 5.50%, 12/1/52	7,397,484	7,450,946
FHLMC, 6.00%, 1/1/53	25,481,147	26,041,501
FHLMC, 6.50%, 11/1/53	23,882,235	24,758,574
FHLMC, 5.50%, 4/1/54	25,453,416	25,637,370
FNMA, 6.00%, 12/1/33	352,623	364,287
FNMA, 2.00%, 5/1/36	10,620,888	9,830,996
FNMA, 6.00%, 9/1/37	570,657	598,562
FNMA, 6.00%, 11/1/37	480,784	504,294
FNMA, 4.50%, 4/1/39	612,065	611,008
FNMA, 4.50%, 5/1/39	1,754,355	1,751,325
FNMA, 6.50%, 5/1/39	290,998	304,911
FNMA, 4.50%, 9/1/39	604,633	603,589
FNMA, 4.50%, 10/1/39	3,006,094	3,000,902
FNMA, 4.50%, 11/1/40	384,076	383,413
FNMA, 3.50%, 12/1/40	63,838	60,107
FNMA, 4.00%, 8/1/41	2,696,044	2,606,244
FNMA, 4.50%, 9/1/41	392,913	389,447
FNMA, 4.00%, 12/1/41	1,254,743	1,211,388

FNMA, 3.50%, 5/1/42	559,973	526,195
FNMA, 4.00%, 11/1/45	1,055,740	1,001,942
FNMA, 4.00%, 11/1/45	900,226	853,795
FNMA, 4.00%, 2/1/46	1,677,936	1,591,222
FNMA, 4.00%, 4/1/46	2,581,817	2,448,787
FNMA, 3.00%, 5/1/50	2,646,524	2,352,277
FNMA, 2.50%, 6/1/50	22,538,608	18,953,394
FNMA, 2.50%, 10/1/50	33,862,813	28,278,200
FNMA, 2.50%, 12/1/50	10,007,738	8,316,873
FNMA, 2.50%, 2/1/51	21,990,083	18,487,066
FNMA, 2.00%, 3/1/51	3,195,848	2,535,555
FNMA, 3.00%, 6/1/51	1,314,844	1,156,823
FNMA, 2.50%, 12/1/51	21,036,823	17,666,488
FNMA, 2.00%, 2/1/52	6,466,449	5,207,589
FNMA, 2.50%, 2/1/52	9,189,502	7,698,406
FNMA, 3.00%, 2/1/52	34,152,861	29,852,520
FNMA, 3.00%, 2/1/52	15,977,679	13,965,750
FNMA, 2.00%, 3/1/52	42,505,217	34,104,114
FNMA, 2.50%, 3/1/52	26,220,415	22,021,804
FNMA, 3.00%, 4/1/52	9,952,469	8,699,340
FNMA, 3.50%, 4/1/52	7,783,298	7,019,379
FNMA, 4.00%, 4/1/52	20,137,281	18,855,426
FNMA, 4.00%, 4/1/52	8,656,876	8,121,892
FNMA, 4.00%, 4/1/52	6,122,835	5,722,983
FNMA, 3.00%, 5/1/52	15,212,308	13,413,792
FNMA, 3.50%, 5/1/52	31,150,738	28,174,688
FNMA, 3.50%, 5/1/52	25,927,283	23,440,954
FNMA, 3.50%, 5/1/52	23,181,275	21,234,385
FNMA, 4.00%, 5/1/52	30,826,422	28,741,587
FNMA, 3.00%, 6/1/52	6,165,871	5,436,877
FNMA, 3.50%, 6/1/52	25,741,931	23,571,288
FNMA, 4.50%, 7/1/52	16,707,592	16,021,290
FNMA, 5.00%, 8/1/52	46,995,837	46,445,843
FNMA, 4.50%, 9/1/52	11,311,290	10,945,820
FNMA, 5.00%, 9/1/52	12,750,862	12,599,986
FNMA, 5.00%, 10/1/52	44,311,867	43,695,007
FNMA, 5.50%, 10/1/52	22,322,114	22,397,150
FNMA, 5.00%, 1/1/53	20,033,876	19,756,982
FNMA, 5.50%, 1/1/53	45,042,878	45,145,572
FNMA, 5.50%, 1/1/53	42,766,598	42,977,266
FNMA, 6.50%, 1/1/53	36,410,427	37,759,804
FNMA, 5.00%, 2/1/53	9,967,187	9,882,099
FNMA, 6.00%, 9/1/53	26,079,033	26,555,604
FNMA, 6.00%, 9/1/53	24,958,488	25,594,863
FNMA, 5.50%, 3/1/54	50,611,941	50,774,304
FNMA, 6.00%, 5/1/54	27,202,453	27,697,629
GNMA, 2.50%, TBA	40,135,000	34,104,792
GNMA, 4.00%, TBA	52,449,000	48,774,045
GNMA, 5.50%, TBA	24,880,000	24,920,425
GNMA, 7.00%, 4/20/26	53	55
GNMA, 7.50%, 8/15/26	212	213
GNMA, 8.00%, 8/15/26	26	26
GNMA, 6.50%, 3/15/28	1,290	1,300
GNMA, 6.50%, 5/15/28	2,749	2,777
GNMA, 7.00%, 5/15/31	4,363	4,520

GNMA, 6.00%, 7/15/33	204,531	209,927
GNMA, 4.50%, 8/15/33	377,356	375,630
GNMA, 6.00%, 9/20/38	163,371	174,349
GNMA, 6.00%, 1/20/39	59,745	62,587
GNMA, 6.00%, 2/20/39	61,629	64,560
GNMA, 4.50%, 4/15/39	303,541	296,094
GNMA, 4.50%, 6/15/39	461,928	454,338
GNMA, 5.00%, 9/15/39	15,157	15,366
GNMA, 5.00%, 10/15/39	231,171	234,354
GNMA, 4.50%, 1/15/40	437,073	429,485
GNMA, 4.00%, 11/20/40	599,448	573,555
GNMA, 4.00%, 12/15/40	227,006	215,120
GNMA, 4.50%, 12/15/40	894,143	876,045
GNMA, 4.50%, 6/15/41	174,637	170,904
GNMA, 3.50%, 6/20/42	4,496,605	4,211,343
GNMA, 3.00%, 5/20/50	7,693,418	6,836,284
GNMA, 3.00%, 7/20/50	20,356,786	18,076,184
GNMA, 2.00%, 10/20/50	51,533,808	42,013,445
GNMA, 2.50%, 11/20/50	27,669,801	23,127,411
GNMA, 2.50%, 2/20/51	19,620,618	16,697,820
GNMA, 3.50%, 2/20/51	1,883,756	1,718,798
GNMA, 3.50%, 6/20/51	13,628,401	12,470,766
GNMA, 3.00%, 7/20/51	18,972,056	16,816,640
GNMA, 4.00%, 9/20/52	46,642,382	43,616,917
GNMA, 4.50%, 9/20/52	33,160,630	32,033,367
GNMA, 4.50%, 10/20/52	44,907,464	43,390,138
GNMA, 5.00%, 12/20/54	28,048,827	27,608,208
UMBS, 5.00%, TBA	113,900,000	111,637,324
UMBS, 5.50%, TBA	132,191,000	132,181,412
		2,005,454,984
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,041,914,933)		2,006,784,849
CORPORATE BONDS — 21.2%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	4,575,000	4,522,948
Northrop Grumman Corp., 5.15%, 5/1/40	2,858,000	2,798,007
		7,320,955
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	11,208,000	11,706,888
GXO Logistics, Inc., 6.50%, 5/6/34	3,243,000	3,394,409
		15,101,297
Automobiles — 0.6%
American Honda Finance Corp., 4.95%, 1/9/26	8,290,000	8,309,213
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,832,547
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	4,461,000	4,439,928
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	6,350,000	6,184,436
General Motors Financial Co., Inc., 5.60%, 6/18/31	4,150,000	4,234,400
Honda Motor Co. Ltd., 5.34%, 7/8/35(1)	3,845,000	3,856,279
Hyundai Capital America, 6.50%, 1/16/29(2)	2,111,000	2,227,170
		35,083,973
Banks — 3.2%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(2)	9,295,000	8,160,271
Bank of America Corp., VRN, 5.47%, 1/23/35	7,755,000	7,970,019
Bank of America Corp., VRN, 5.51%, 1/24/36	5,170,000	5,317,837
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	8,960,000	8,405,630

Bank of Nova Scotia, VRN, 8.625%, 10/27/82	8,087,000	8,602,296
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	5,352,000	5,246,812
BPCE SA, VRN, 7.00%, 10/19/34(2)	3,910,000	4,297,600
BPCE SA, VRN, 3.65%, 1/14/37(2)	7,375,000	6,488,558
Citibank NA, 4.91%, 5/29/30	8,215,000	8,374,720
Citigroup, Inc., VRN, 5.61%, 3/4/56	2,760,000	2,711,012
Danske Bank AS, VRN, 5.71%, 3/1/30(2)	3,310,000	3,435,153
Intesa Sanpaolo SpA, 3.875%, 7/14/27(2)	5,800,000	5,725,892
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(2)	8,266,000	7,608,028
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	11,845,000	12,451,779
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	8,115,000	8,318,348
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	3,150,000	3,225,679
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	9,738,000	10,234,663
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	3,139,000	3,195,607
Royal Bank of Canada, VRN, 5.15%, 2/4/31	8,905,000	9,091,589
Societe Generale SA, VRN, 5.51%, 5/22/31(2)	2,509,000	2,559,585
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	15,917,000	16,663,619
U.S. Bancorp, VRN, 5.73%, 10/21/26	4,465,000	4,480,234
Wells Fargo & Co., VRN, 5.39%, 4/24/34	6,490,000	6,643,274
Wells Fargo & Co., VRN, 5.56%, 7/25/34	3,512,000	3,625,806
Wells Fargo & Co., VRN, 5.01%, 4/4/51	4,800,000	4,373,950
Zions Bancorp NA, VRN, 6.82%, 11/19/35	6,535,000	6,795,950
		174,003,911
Biotechnology — 0.2%
AbbVie, Inc., 5.35%, 3/15/44	3,849,000	3,775,552
Amgen, Inc., 5.65%, 3/2/53	6,565,000	6,414,449
		10,190,001
Capital Markets — 1.9%
Blackstone Private Credit Fund, 7.30%, 11/27/28	1,772,000	1,890,514
Blackstone Private Credit Fund, 5.95%, 7/16/29	1,265,000	1,289,646
Blue Owl Capital Corp., 2.875%, 6/11/28	2,015,000	1,877,715
Blue Owl Capital Corp., 5.95%, 3/15/29	6,231,000	6,265,112
Blue Owl Credit Income Corp., 6.60%, 9/15/29	8,220,000	8,460,055
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	5,345,000	5,375,423
Citadel Finance LLC, 5.90%, 2/10/30(2)	2,546,000	2,571,244
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	7,350,000	7,797,793
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	3,222,000	3,232,390
Golub Capital BDC, Inc., 7.05%, 12/5/28	4,543,000	4,771,825
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,520,000	2,527,820
HPS Corporate Lending Fund, 6.25%, 9/30/29	4,332,000	4,418,230
LPL Holdings, Inc., 5.15%, 6/15/30	10,775,000	10,912,860
Morgan Stanley, VRN, 5.16%, 4/20/29	4,106,000	4,187,205
Morgan Stanley, VRN, 6.41%, 11/1/29	3,540,000	3,750,252
Morgan Stanley, VRN, 6.63%, 11/1/34	9,890,000	10,905,904
Morgan Stanley, VRN, 5.83%, 4/19/35	2,310,000	2,421,042
Morgan Stanley, VRN, 5.52%, 11/19/55	2,170,000	2,122,243
Northern Trust Corp., VRN, 3.375%, 5/8/32	16,561,000	16,084,662
State Street Corp., VRN, 5.75%, 11/4/26	4,465,000	4,485,099
		105,347,034
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.50%, 2/24/55	3,903,000	3,898,818
Motorola Solutions, Inc., 4.85%, 8/15/30	3,845,000	3,887,530
Motorola Solutions, Inc., 5.20%, 8/15/32	4,055,000	4,124,588
		11,910,936

Construction Materials — 0.2%
CRH America Finance, Inc., 5.50%, 1/9/35	5,450,000	5,588,204
Martin Marietta Materials, Inc., 5.15%, 12/1/34	5,531,000	5,560,490
		11,148,694
Consumer Finance — 0.3%
Ally Financial, Inc., 8.00%, 11/1/31	9,743,000	11,098,784
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(2)	2,301,000	2,400,478
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(2)	2,052,000	2,068,190
OneMain Finance Corp., 7.50%, 5/15/31	2,674,000	2,795,846
		18,363,298
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	1,320,000	1,292,350
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,146,738
Leland Stanford Junior University, 4.68%, 3/1/35	895,000	890,112
Massachusetts Institute of Technology, 5.62%, 6/1/55	1,470,000	1,516,863
Novant Health, Inc., 3.17%, 11/1/51	3,800,000	2,502,141
Pepperdine University, 3.30%, 12/1/59	5,873,000	3,647,525
		10,703,379
Diversified REITs — 0.7%
Cousins Properties LP, 5.375%, 2/15/32	6,951,000	7,029,497
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	3,105,000	3,107,617
Kilroy Realty LP, 2.50%, 11/15/32	4,300,000	3,463,520
Kilroy Realty LP, 2.65%, 11/15/33	8,821,000	6,933,849
Piedmont Operating Partnership LP, 9.25%, 7/20/28	6,580,000	7,331,814
Piedmont Operating Partnership LP, 6.875%, 7/15/29	1,173,000	1,236,088
Piedmont Operating Partnership LP, 3.15%, 8/15/30	918,000	824,040
Trust Fibra Uno, 4.87%, 1/15/30(2)	2,487,000	2,363,530
Trust Fibra Uno, 7.70%, 1/23/32(2)	3,113,000	3,247,995
		35,537,950
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.375%, 3/1/41	1,090,000	1,165,444
Sprint Capital Corp., 6.875%, 11/15/28	3,699,000	3,971,935
Verizon Communications, Inc., 2.99%, 10/30/56	4,050,000	2,439,777
		7,577,156
Electric Utilities — 1.8%
AEP Transmission Co. LLC, 5.375%, 6/15/35	1,129,000	1,154,084
Arizona Public Service Co., 5.70%, 8/15/34	4,527,000	4,672,271
Black Hills Corp., 6.00%, 1/15/35	3,166,000	3,285,984
Commonwealth Edison Co., 5.30%, 2/1/53	2,516,000	2,386,689
Commonwealth Edison Co., 5.95%, 6/1/55	1,882,000	1,950,529
DTE Electric Co., 5.85%, 5/15/55	1,260,000	1,291,198
Duke Energy Corp., 5.00%, 8/15/52	1,585,000	1,391,673
Duke Energy Corp., 5.80%, 6/15/54	5,420,000	5,298,999
Duke Energy Florida LLC, 5.95%, 11/15/52	3,375,000	3,469,720
Duke Energy Progress LLC, 4.35%, 3/6/27	4,941,000	4,966,481
Duke Energy Progress LLC, 4.15%, 12/1/44	6,698,000	5,468,934
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,209,356
Duke Energy Progress LLC, 5.55%, 3/15/55	3,030,000	2,964,704
Electricite de France SA, 6.375%, 1/13/55(2)	6,000,000	6,025,801
Florida Power & Light Co., 4.125%, 2/1/42	9,311,000	7,924,492
MidAmerican Energy Co., 5.85%, 9/15/54	15,842,000	16,325,102
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)(2)	2,025,000	2,025,000
Northern States Power Co., 5.10%, 5/15/53	4,035,000	3,724,360
Northern States Power Co., 5.65%, 5/15/55	2,356,000	2,354,084

Pacific Gas & Electric Co., 4.20%, 6/1/41	2,405,000	1,851,648
PECO Energy Co., 4.375%, 8/15/52	4,925,000	4,086,185
Public Service Electric & Gas Co., 5.50%, 3/1/55	5,732,000	5,658,126
Union Electric Co., 5.45%, 3/15/53	3,490,000	3,377,591
Vistra Operations Co. LLC, 6.00%, 4/15/34(2)	2,266,000	2,355,133
		96,218,144
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 5.35%, 7/30/30	4,003,000	4,129,814
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	3,456,000	3,225,176
Financial Services — 0.8%
Antares Holdings LP, 6.35%, 10/23/29(2)	11,010,000	11,127,727
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(2)	15,263,000	15,431,312
Corebridge Financial, Inc., 5.75%, 1/15/34	2,635,000	2,739,317
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	4,077,000	4,073,658
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	5,076,000	4,963,707
Voya Financial, Inc., 5.00%, 9/20/34	4,606,000	4,503,717
		42,839,438
Food Products — 0.4%
Flowers Foods, Inc., 5.75%, 3/15/35	3,365,000	3,450,949
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,575,000	4,129,892
Mars, Inc., 5.20%, 3/1/35(2)	8,020,000	8,120,093
Mars, Inc., 5.65%, 5/1/45(2)	4,800,000	4,814,421
Mars, Inc., 5.70%, 5/1/55(2)	2,682,000	2,677,360
		23,192,715
Gas Utilities — 0.2%
Boston Gas Co., 5.84%, 1/10/35(2)	2,052,000	2,134,324
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	2,634,000	2,520,902
Snam SpA, 6.50%, 5/28/55(2)	3,985,000	4,145,129
		8,800,355
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	6,206,000	6,431,782
United Rentals North America, Inc., 6.00%, 12/15/29(2)	2,380,000	2,439,345
		8,871,127
Health Care Equipment and Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	6,640,000	6,829,466
Health Care Providers and Services — 1.2%
CVS Health Corp., 6.00%, 6/1/44	6,085,000	6,018,958
CVS Health Corp., VRN, 7.00%, 3/10/55	4,030,000	4,166,658
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,138,636
HCA, Inc., 5.25%, 3/1/30	4,222,000	4,329,991
HCA, Inc., 6.20%, 3/1/55	1,993,000	2,008,832
Humana, Inc., 5.75%, 4/15/54	2,877,000	2,682,217
Icon Investments Six DAC, 6.00%, 5/8/34	4,671,000	4,776,265
IQVIA, Inc., 6.25%, 2/1/29	6,855,000	7,169,240
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,415,000	2,214,877
Tenet Healthcare Corp., 6.25%, 2/1/27	5,690,000	5,693,337
Tenet Healthcare Corp., 5.125%, 11/1/27	2,071,000	2,069,033
UnitedHealth Group, Inc., 5.30%, 6/15/35	6,082,000	6,201,254
UnitedHealth Group, Inc., 5.50%, 7/15/44	6,109,000	5,954,219
UnitedHealth Group, Inc., 5.05%, 4/15/53	7,490,000	6,690,942
Universal Health Services, Inc., 5.05%, 10/15/34	3,751,000	3,581,757
		65,696,216
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(2)	9,071,000	8,883,911

Expedia Group, Inc., 5.40%, 2/15/35	5,339,000	5,378,428
Hyatt Hotels Corp., 5.75%, 3/30/32	4,871,000	5,002,570
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(2)	8,967,000	9,145,461
		28,410,370
Household Durables — 0.1%
DR Horton, Inc., 4.85%, 10/15/30	3,778,000	3,812,830
Meritage Homes Corp., 5.65%, 3/15/35	3,864,000	3,877,833
		7,690,663
Industrial Conglomerates — 0.2%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(2)	5,425,000	5,314,476
Siemens Funding BV, 5.80%, 5/28/55(2)	2,750,000	2,832,034
		8,146,510
Insurance — 0.7%
American International Group, Inc., 4.375%, 6/30/50	3,240,000	2,715,238
Athene Global Funding, 5.53%, 7/11/31(2)	4,397,000	4,495,161
Beacon Funding Trust, 6.27%, 8/15/54(2)	4,760,000	4,716,876
Brown & Brown, Inc., 4.90%, 6/23/30	6,055,000	6,114,689
CNO Financial Group, Inc., 6.45%, 6/15/34	3,306,000	3,469,407
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(2)	6,825,000	6,648,323
Lincoln National Corp., 7.00%, 6/15/40	5,050,000	5,584,393
MetLife, Inc., 6.40%, 12/15/66	4,646,000	4,874,091
		38,618,178
IT Services — 0.2%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	10,657,000	9,629,337
Machinery — 0.4%
AGCO Corp., 5.80%, 3/21/34	4,544,000	4,614,691
Caterpillar, Inc., 5.20%, 5/15/35	2,550,000	2,600,694
Nordson Corp., 4.50%, 12/15/29	7,680,000	7,688,084
Weir Group, Inc., 5.35%, 5/6/30(2)	4,967,000	5,038,218
		19,941,687
Media — 0.2%
Cox Communications, Inc., 5.70%, 6/15/33(2)	4,294,000	4,348,379
Time Warner Cable LLC, 6.55%, 5/1/37	6,581,000	6,800,394
		11,148,773
Metals and Mining — 0.3%
Glencore Funding LLC, 5.19%, 4/1/30(2)	7,500,000	7,649,997
Glencore Funding LLC, 5.89%, 4/4/54(2)	1,690,000	1,657,946
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	5,715,000	5,866,481
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	3,760,000	3,768,435
		18,942,859
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(2)	11,180,000	10,893,411
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 8/1/30(1)	3,233,000	3,256,094
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(2)	8,040,000	8,412,614
		22,562,119
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.90%, 8/1/41	7,017,000	6,338,332
Engie SA, 5.875%, 4/10/54(2)	6,535,000	6,463,847
NiSource, Inc., 5.35%, 7/15/35	5,253,000	5,298,091
Sempra, 3.25%, 6/15/27	2,608,000	2,554,753
		20,655,023
Oil, Gas and Consumable Fuels — 1.9%
BP Capital Markets America, Inc., 3.06%, 6/17/41	3,565,000	2,634,186
Cheniere Energy, Inc., 4.625%, 10/15/28	5,865,000	5,858,584
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	5,015,000	5,265,023

Diamondback Energy, Inc., 6.25%, 3/15/33	4,965,000	5,290,148
Enbridge, Inc., VRN, 6.00%, 1/15/77	13,120,000	13,134,832
Energy Transfer LP, 6.55%, 12/1/33	7,966,000	8,647,357
Energy Transfer LP, 6.125%, 12/15/45	6,130,000	6,026,828
Eni SpA, 5.95%, 5/15/54(2)	5,504,000	5,330,603
EOG Resources, Inc., 5.95%, 7/15/55(1)	1,025,000	1,044,663
Expand Energy Corp., 6.75%, 4/15/29(2)	1,853,000	1,876,340
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(2)	7,531,000	7,623,997
Northern Natural Gas Co., 5.625%, 2/1/54(2)	1,030,000	993,921
Petroleos Mexicanos, 6.49%, 1/23/27	3,566,000	3,550,231
Petroleos Mexicanos, 6.50%, 3/13/27	9,234,000	9,175,619
Petroleos Mexicanos, 5.35%, 2/12/28	17,922,000	17,220,920
Petroleos Mexicanos, 6.84%, 1/23/30	1,562,000	1,510,016
Petroleos Mexicanos, 5.95%, 1/28/31	2,183,000	1,975,561
Shell Finance U.S., Inc., 4.375%, 5/11/45	2,790,000	2,362,455
SM Energy Co., 6.75%, 9/15/26	4,530,000	4,535,807
		104,057,091
Passenger Airlines — 0.4%
Delta Air Lines, Inc., 4.95%, 7/10/28	4,680,000	4,709,774
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(2)	15,461,359	15,491,308
		20,201,082
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	5,490,000	5,359,763
Professional Services — 0.1%
Paychex, Inc., 5.35%, 4/15/32	5,985,000	6,148,330
Semiconductors and Semiconductor Equipment — 1.0%
Foundry JV Holdco LLC, 5.50%, 1/25/31(2)	10,122,000	10,389,421
Foundry JV Holdco LLC, 5.90%, 1/25/33(2)	3,175,000	3,294,412
Foundry JV Holdco LLC, 5.875%, 1/25/34(2)	2,740,000	2,786,919
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	4,447,000	4,606,200
Foundry JV Holdco LLC, 6.30%, 1/25/39(2)	3,632,000	3,804,412
Intel Corp., 3.90%, 3/25/30	8,445,000	8,189,751
Intel Corp., 5.15%, 2/21/34	4,215,000	4,208,219
Intel Corp., 5.70%, 2/10/53	3,535,000	3,292,243
Intel Corp., 5.60%, 2/21/54	3,314,000	3,042,334
Micron Technology, Inc., 5.30%, 1/15/31	9,605,000	9,839,029
		53,452,940
Software — 0.6%
AppLovin Corp., 5.125%, 12/1/29	1,648,000	1,669,930
AppLovin Corp., 5.375%, 12/1/31	2,939,000	2,991,950
Oracle Corp., 3.60%, 4/1/40	16,280,000	13,039,376
Oracle Corp., 5.50%, 9/27/64	3,000,000	2,734,589
Synopsys, Inc., 5.00%, 4/1/32	10,141,000	10,276,338
		30,712,183
Specialized REITs — 0.2%
EPR Properties, 4.95%, 4/15/28	7,880,000	7,867,733
EPR Properties, 3.75%, 8/15/29	990,000	943,066
VICI Properties LP, 5.75%, 4/1/34	2,127,000	2,175,600
		10,986,399
Specialty Retail — 0.1%
Home Depot, Inc., 5.30%, 6/25/54	3,908,000	3,755,004
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 4.50%, 5/12/32	7,900,000	8,002,414
Dell International LLC/EMC Corp., 5.30%, 4/1/32	2,542,000	2,599,127
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	3,352,000	3,344,812
		13,946,353

Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(2)	2,870,000	2,966,451
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	2,540,000	2,613,506
		5,579,957
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	6,998,000	7,382,771
TOTAL CORPORATE BONDS (Cost $1,146,336,281)		1,150,710,777
U.S. TREASURY SECURITIES — 17.8%
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,121,094
U.S. Treasury Bonds, 3.50%, 2/15/39	30,500,000	27,548,887
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	4,902,930
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	10,061,328
U.S. Treasury Bonds, 3.75%, 8/15/41	11,000,000	9,858,320
U.S. Treasury Bonds, 3.00%, 5/15/42	7,000,000	5,591,797
U.S. Treasury Bonds, 3.25%, 5/15/42	11,500,000	9,517,598
U.S. Treasury Bonds, 3.375%, 8/15/42	10,000,000	8,396,484
U.S. Treasury Bonds, 4.00%, 11/15/42	6,500,000	5,932,012
U.S. Treasury Bonds, 3.875%, 5/15/43	10,000,000	8,935,156
U.S. Treasury Bonds, 4.375%, 8/15/43	32,000,000	30,511,875
U.S. Treasury Bonds, 4.75%, 11/15/43	49,100,000	49,063,558
U.S. Treasury Bonds, 4.50%, 2/15/44	25,000,000	24,164,063
U.S. Treasury Bonds, 4.625%, 5/15/44	7,500,000	7,357,324
U.S. Treasury Bonds, 4.625%, 11/15/44	6,000,000	5,875,313
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,352,656
U.S. Treasury Bonds, 3.00%, 5/15/45	14,000,000	10,728,047
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	5,546,250
U.S. Treasury Bonds, 2.75%, 11/15/47	10,000,000	7,114,063
U.S. Treasury Notes, 4.25%, 3/15/27(3)	1,000,000	1,007,734
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,801,133
U.S. Treasury Notes, 3.875%, 6/15/28	38,000,000	38,203,359
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,850,820
U.S. Treasury Notes, 4.125%, 3/31/29	130,000,000	131,787,500
U.S. Treasury Notes, 4.00%, 5/31/30	168,000,000	169,653,750
U.S. Treasury Notes, 4.125%, 8/31/30	114,500,000	116,177,246
U.S. Treasury Notes, 4.375%, 11/30/30	136,500,000	140,056,465
U.S. Treasury Notes, 3.75%, 12/31/30(3)	27,000,000	26,872,383
U.S. Treasury Notes, 4.00%, 1/31/31(3)	10,000,000	10,073,047
U.S. Treasury Notes, 4.125%, 3/31/32	5,000,000	5,045,508
U.S. Treasury Notes, 4.125%, 5/31/32	71,000,000	71,615,703
TOTAL U.S. TREASURY SECURITIES (Cost $971,997,169)		961,723,403
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Private Sponsor Collateralized Mortgage Obligations — 10.4%
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(2)	14,557,522	14,701,522
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(2)	16,789,314	15,543,793
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(2)	15,185,157	15,347,007
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	6,162,182	6,226,129
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(2)	9,040,851	9,125,658
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	10,607,974	10,596,084
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	17,067,566	17,132,233
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	7,124,786	7,128,579
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	19,500,856	19,577,686
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,893	10,882
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	23,481,771	23,534,873

Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(2)	14,046,394	14,220,241
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(2)	13,780,854	13,828,845
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(2)	904,789	868,783
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(2)	13,272,717	13,383,899
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	1,916,828	1,719,044
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(2)	7,924,268	8,007,789
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	10,187,145	10,232,244
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(2)	6,586,412	6,651,668
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(2)	7,304,839	7,367,074
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(2)	14,740,361	14,832,004
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	1,764,630	1,587,244
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	18,413,751	18,470,248
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(2)	4,552,838	4,589,333
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	14,846,564	14,889,049
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	10,903,499	10,898,425
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	22,569,427	22,802,504
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	9,254,895	9,318,422
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	12,406,296	12,443,903
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	13,451,035	13,611,877
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(2)	19,394,378	19,644,934
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(2)	8,672,046	7,818,762
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	2,647,638	2,498,460
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(2)	10,264,732	10,396,063
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(2)	9,922,079	10,018,042
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.65%, 3/25/53(2)	3,734,639	3,681,711
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.68%, 4/25/53(2)	6,162,302	6,155,593
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(2)	5,322,135	5,380,547
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(2)	9,436,499	9,569,563
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(2)	22,278,614	22,359,615
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(2)	25,810,612	25,912,275
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(2)	8,819,093	8,867,370
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	5,671,395	5,673,563
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(2)	5,950,901	5,983,557
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(2)	10,496,397	10,524,853
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(2)	13,388,294	13,563,627
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	6,622,587	6,620,770
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	9,048,949	9,075,602
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(2)	13,775,308	13,848,850
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(2)	7,313,689	7,332,282
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	888,037	795,427
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.82%, 3/25/64(2)	17,879,420	18,174,037
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	1,789,697	1,660,966
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	2,111,726	1,960,083
		566,163,594
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.31%, (30-day average SOFR plus 2.00%), 6/25/43(2)	1,843,382	1,853,962
FHLMC, Series 3397, Class GF, VRN, 4.92%, (30-day average SOFR plus 0.61%), 12/15/37	646,829	643,909
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.42%, (30-day average SOFR plus 3.11%), 10/25/29	1,729,936	1,759,740
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	132,545,677	16,945,991
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	541,323	541,195
		21,744,797
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $582,629,032)		587,908,391

ASSET-BACKED SECURITIES — 4.7%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	10,582,000	10,163,559
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	9,561,606	8,978,077
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(2)	9,753,853	9,855,065
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(2)	12,962,833	12,924,583
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(2)	11,800,000	11,506,365
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	28,969,852	27,558,258
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(2)	8,742,294	8,807,627
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	18,500,000	17,913,872
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	5,867,113	5,438,945
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	6,952,717	5,856,727
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(2)	10,375,000	10,541,797
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	22,715,000	20,860,005
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(2)	10,117,543	10,256,842
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	10,459,951	10,527,648
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	6,510,707	6,561,538
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	5,792,979	5,872,635
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(2)	14,019,897	14,153,069
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(2)	4,692,769	4,695,841
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(2)	5,425,000	5,599,582
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(2)	3,150,000	3,261,791
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	1,169,303	1,148,385
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(2)	20,633,315	21,024,102
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	9,075,000	9,154,996
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	10,149,062	10,252,024
TOTAL ASSET-BACKED SECURITIES (Cost $254,835,007)		252,913,333
CONVERTIBLE PREFERRED SECURITIES — 4.3%
Banks — 3.6%
Australia & New Zealand Banking Group Ltd., 6.75%(2)	2,838,000	2,875,470
Banco Bilbao Vizcaya Argentaria SA, 6.125%	6,000,000	5,891,896
Banco Santander SA, 4.75%	9,200,000	8,941,741
BNP Paribas SA, 7.375%(2)	4,200,000	4,209,788
BNP Paribas SA, 4.625%(2)	11,665,000	11,359,189
Credit Agricole SA, 8.125%(2)	22,150,000	22,445,592
Danske Bank AS, 4.375%	22,550,000	22,220,488
ING Groep NV, 5.75%	19,425,000	19,334,435
Intesa Sanpaolo SpA, 7.70%(2)	8,450,000	8,486,715
Lloyds Banking Group PLC, 7.50%	20,045,000	20,148,934
Macquarie Bank Ltd., 6.125%(2)	13,489,000	13,563,203
NatWest Group PLC, 6.00%	16,895,000	16,909,484
Nordea Bank Abp, 6.625%(2)	18,945,000	19,101,296
Skandinaviska Enskilda Banken AB, 6.875%	8,600,000	8,775,558
Societe Generale SA, 4.75%(2)	8,201,000	8,099,672
Societe Generale SA, 9.375%(2)	3,705,000	3,941,079
		196,304,540
Capital Markets — 0.4%
Deutsche Bank AG, 6.00%	9,800,000	9,779,860
UBS Group AG, 9.25%(2)	7,430,000	8,128,227
		17,908,087
Insurance — 0.3%
Allianz SE, 3.50%(2)	18,000,000	17,741,824
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $229,982,632)		231,954,451

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(2)	8,788,000	9,032,409
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	22,920,274
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,610,440
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	5,852,000	6,131,571
BX Trust, Series 2018-GW, Class A, VRN, 5.41%, (1-month SOFR plus 1.10%), 5/15/35(2)	9,307,000	9,289,881
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(2)	18,507,000	18,234,841
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(2)	9,714,000	9,890,799
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(2)	13,050,000	13,373,773
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(2)	13,305,000	13,860,931
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.75%, (1-month SOFR plus 1.44%), 2/15/42(2)	18,520,000	18,413,575
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $131,921,323)		133,758,494
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.54%, (1-month SOFR plus 2.23%), 2/19/38(2)	8,229,160	8,247,787
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.99%, (3-month SOFR plus 1.70%), 1/17/38(2)	13,825,000	13,833,957
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.03%, (3-month SOFR plus 1.75%), 1/20/39(2)	13,825,000	13,835,456
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.10%, (3-month SOFR plus 1.80%), 1/20/38(2)	13,825,000	13,839,989
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(2)	6,375,000	6,379,660
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.88%, (1-month SOFR plus 1.56%), 10/16/36(2)	17,817,000	17,671,291
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.22%, (3-month SOFR plus 1.96%), 1/16/31(2)	9,200,000	9,230,535
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.03%, (3-month SOFR plus 1.76%), 7/19/30(2)	13,675,000	13,715,521
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(2)	7,400,000	7,362,142
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 6.65%, (1-month SOFR plus 2.34%), 5/25/38(2)	1,157,963	1,159,669
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.24%, (3-month SOFR plus 1.91%), 8/15/30(2)	16,550,000	16,586,931
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.10%, (3-month SOFR plus 1.83%), 10/18/30(2)	6,338,507	6,348,473
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $128,146,204)		128,211,411
PREFERRED SECURITIES — 2.1%
Banks — 1.3%
Citigroup, Inc., 3.875%	13,010,000	12,863,413
Citigroup, Inc., 4.00%	11,425,000	11,373,047
Citizens Financial Group, Inc., 5.65%	5,719,000	5,730,864
Comerica, Inc., 5.625%	12,765,000	12,765,000
Fifth Third Bancorp, 4.50%	8,985,000	8,966,028
M&T Bank Corp., 5.125%	611,000	609,328
Wells Fargo & Co., 3.90%	16,965,000	16,801,724
		69,109,404
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	11,074,000	10,921,533
Charles Schwab Corp., 5.00%	11,275,000	11,263,454
		22,184,987
Consumer Finance — 0.1%
American Express Co., 3.55%	7,190,000	7,040,059
Multi-Utilities — 0.2%
Sempra, 4.875%	11,773,000	11,753,897
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	6,000,000	5,997,239
TOTAL PREFERRED SECURITIES (Cost $114,825,079)		116,085,586

MUNICIPAL SECURITIES — 1.0%
California State University Rev., 2.98%, 11/1/51		4,000,000	2,681,208
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49		6,048,000	4,853,778
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34		10,765,000	9,322,298
Houston GO, 3.96%, 3/1/47		2,500,000	2,083,231
Los Angeles Community College District GO, 6.75%, 8/1/49		2,400,000	2,685,608
Los Angeles Department of Airports Rev., 6.58%, 5/15/39		1,300,000	1,404,387
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		5,000,000	3,716,053
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		100,000	102,418
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		970,000	1,112,026
New York City GO, 5.97%, 3/1/36		500,000	524,672
New York City GO, 6.27%, 12/1/37		335,000	359,325
New York State Dormitory Authority Rev., Series F, 3.19%, 2/15/43(4)		500,000	377,155
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		5,645,000	4,090,634
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		2,300,000	2,126,349
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		4,120,000	2,604,154
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(4)		3,035,000	3,086,749
State of California GO, 7.60%, 11/1/40		455,000	549,179
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)		885,000	897,459
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)		1,330,000	1,335,376
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)		2,410,000	2,416,917
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		3,865,000	3,907,344
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55		840,000	878,464
University of California Rev., 3.07%, 5/15/51		3,480,000	2,305,690
TOTAL MUNICIPAL SECURITIES (Cost $64,756,525)			53,420,474
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FHLMC, 6.25%, 7/15/32		1,000,000	1,134,460
FNMA, 0.75%, 10/8/27		29,724,000	27,814,302
FNMA, 0.875%, 8/5/30		4,300,000	3,716,904
FNMA, 6.625%, 11/15/30		10,000,000	11,319,386
Tennessee Valley Authority, 1.50%, 9/15/31		4,000,000	3,438,816
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,972,818)			47,423,868
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Brazil — 0.1%
Brazil Government International Bonds, 6.625%, 3/15/35		5,136,000	5,195,180
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54		4,940,000	4,643,476
New Zealand — 0.2%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	18,600,000	11,313,844
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $20,988,984)			21,152,500
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper(5) — 0.9%
Hqla Funding LLC, 4.49%, 7/1/25 (LOC: Credit Agricole Corporate & Investment Bank)(2)		22,375,000	22,372,272
Mainbeach Funding LLC, 4.45%, 7/1/25(2)		25,300,000	25,296,959
			47,669,231
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class(6)		5,939,447	5,939,447
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $6,613,375), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $6,483,471)			6,482,688

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00 - 4.125%, 11/15/27 - 12/15/27, valued at $51,234,680), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $50,236,125)	50,230,000
56,712,688
TOTAL SHORT-TERM INVESTMENTS (Cost $110,327,135)	110,321,366
TOTAL INVESTMENT SECURITIES — 107.1% (Cost $5,848,633,122)	5,802,368,903
OTHER ASSETS AND LIABILITIES — (7.1)%	(386,718,995)
TOTAL NET ASSETS — 100.0%	$5,415,649,908

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,202,230	NZD	18,566,938	JPMorgan Chase Bank NA	9/17/25	$(144,344)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	574	September 2025	$119,405,453	$462,330
U.S. Treasury 5-Year Notes	1,752	September 2025	190,968,000	938,511
U.S. Treasury 10-Year Notes	1,695	September 2025	190,051,875	1,716,882
U.S. Treasury Long Bonds	528	September 2025	60,967,500	1,651,281
U.S. Treasury Ultra Bonds	1,320	September 2025	157,245,000	4,123,863
			$718,637,828	$8,892,867
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	373	September 2025	$42,621,078	$(656,440)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,505,688,609, which represented 27.8% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $15,035,654.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $5,190,047.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$2,006,784,849	—
Corporate Bonds	—	1,150,710,777	—
U.S. Treasury Securities	—	961,723,403	—
Collateralized Mortgage Obligations	—	587,908,391	—
Asset-Backed Securities	—	252,913,333	—
Convertible Preferred Securities	—	231,954,451	—
Commercial Mortgage-Backed Securities	—	133,758,494	—
Collateralized Loan Obligations	—	128,211,411	—
Preferred Securities	—	116,085,586	—
Municipal Securities	—	53,420,474	—
U.S. Government Agency Securities	—	47,423,868	—
Sovereign Governments and Agencies	—	21,152,500	—
Short-Term Investments	$5,939,447	104,381,919	—
	$5,939,447	$5,796,429,456	—
Other Financial Instruments
Futures Contracts	$8,892,867	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$656,440	—	—
Forward Foreign Currency Exchange Contracts	—	$144,344	—
	$656,440	$144,344	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.